Income tax - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Advances from customers	¥ 3,535	¥ 11,747
Accrued payroll and expenses	235	1,705
Allowances of credit losses	7,412	7,116
Allowances of impaired assets	593	1,988
Net operating loss carryforwards	235,751	202,061
Advertising expenses in excess of deduction limit	2,827	2,827
Amortization of intangible assets	2,128	1,737
Total deferred tax assets	252,481	229,181
Less: Valuation allowance	(252,481)	(229,181)	¥ (249,347)	¥ (115,143)
Deferred tax liabilities
Intangible assets acquired from business combinations	3,644	4,549
Total deferred tax liabilities	¥ 3,644	¥ 4,549